Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Oct. 31, 2016
Registrant Name	VICTORY PORTFOLIOS
Central Index Key	0000802716
Amendment Flag	false
Document Creation Date	Mar. 06, 2017
Document Effective Date	Mar. 06, 2017
Prospectus Date	Mar. 01, 2017
Victory NewBridge Large Cap Growth Fund (formerly Victory Large Cap Growth Fund) | Class A
Prospectus:
Trading Symbol	VFGAX
Victory NewBridge Large Cap Growth Fund (formerly Victory Large Cap Growth Fund) | Class C
Prospectus:
Trading Symbol	VFGCX
Victory NewBridge Large Cap Growth Fund (formerly Victory Large Cap Growth Fund) | Class R
Prospectus:
Trading Symbol	VFGRX
Victory NewBridge Large Cap Growth Fund (formerly Victory Large Cap Growth Fund) | Class I
Prospectus:
Trading Symbol	VFGIX
Victory NewBridge Large Cap Growth Fund (formerly Victory Large Cap Growth Fund) | Class Y
Prospectus:
Trading Symbol	VFGYX